Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortized intangible assets:
Gross carrying value	$ 20,989	$ 20,704
Accumulated amortization	(19,001)	(17,670)
Net carrying value	1,988	3,034
Unamortized intangible assets:
Mortgage servicing rights	14,649	13,625
Goodwill	26,418	26,587	$ 26,693
Trademark	14	14
MSRs [Member]
Amortized intangible assets:
Gross carrying value	4,161	3,876
Accumulated amortization	(2,718)	(2,452)
Net carrying value	1,443	1,424
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	12,834	12,834
Accumulated amortization	(12,834)	(12,065)
Net carrying value	0	769
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	3,994	3,994
Accumulated amortization	(3,449)	(3,153)
Net carrying value	$ 545	$ 841